Pension and Postretirement Benefit Plans AOCI Schedule (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 28, 2013
United States Pension Plan of US Entity, Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Transition net asset	$ 0	$ 0
Net actuarial (gain) loss	14,454	1,174
Prior service cost	0	0
Net amounts recognized	14,454	1,174
United States Postretirement Benefit Plan of US Entity, Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Transition net asset	0	0
Net actuarial (gain) loss	(23)	(7)
Prior service cost	0	0
Net amounts recognized	(23)	(7)
Non-U.S. Plans Benefits
Defined Benefit Plan Disclosure [Line Items]
Transition net asset	0	0
Net actuarial (gain) loss	15,932	12,583
Prior service cost	(525)	0
Net amounts recognized	15,407	12,583
Non-U.S. Plans Benefits
Defined Benefit Plan Disclosure [Line Items]
Transition net asset	0	0
Net actuarial (gain) loss	122	(12)
Prior service cost	0	0
Net amounts recognized	$ 122	$ (12)